UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                 811-04656

                                                         Ellsworth Growth and Income Fund Ltd.

(Exact name of registrant as specified in charter)

One Corporate Center

                                 Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

James A. Dinsmore

Gabelli Funds, LLC

One Corporate Center

              Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: September 30

Date of reporting period: June 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Ellsworth Growth and Income Fund Ltd.

Third Quarter Report — June 30, 2018

(Y)our Portfolio Management Team

Thomas H. Dinsmore, CFA Jane D. O’Keeffe James A. Dinsmore, CFA

To Our Shareholders,

For the quarter ended June 30, 2018, the net asset value (“NAV”) total return of the Ellsworth Growth and Income Fund Ltd. was 5.0%, compared with total returns of 3.8% and 4.0% for the ICE Bank of America Merrill Lynch U.S. Convertibles Index and the Bloomberg Barclays Balanced U.S. Convertibles Index, respectively. The total return for the Fund’s publicly traded shares was 4.4%. The Fund’s NAV per share was $10.71, while the price of the publicly traded shares closed at $9.44 on the NYSE American. See below for additional performance information.

Enclosed is the schedule of investments, as of June 30, 2018.

Comparative Results

Average Annual Returns through June 30, 2018 (a)(b) (Unaudited)
	Quarter	1 Year	3 Year	5 Year	10 Year	Since Inception (06/30/86)
Ellsworth Growth and Income Fund Ltd.
NAV Total Return (c)	4.97%	10.68%	7.13%	9.21%	7.31%	8.05%
Investment Total Return (d)	4.37	8.53	9.33	10.73	7.50	8.30
ICE Bank of America Merrill Lynch U.S. Convertibles Index	3.77	11.98	7.70	9.98	8.46	N/A	(e)
Bloomberg Barclays Balanced U.S. Convertibles Index	3.97	5.78	3.66	5.68	6.12	N/A	(f)
Standard & Poor’s (“S&P”) 500 Index	3.43	14.37	11.93	13.42	10.17	10.20
(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Returns would have been lower had Gabelli Funds, LLC (the “Adviser”) not reimbursed certain expenses of the Fund. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The ICE Bank of America Merrill Lynch U.S. Convertibles Index is a market value weighted index of all dollar denominated convertible securities that are exchangeable into U.S. equities and have a market value of more than $50 million. The Bloomberg Barclays Balanced U.S. Convertibles Index is a market value weighted index that tracks the performance of publicly placed, dollar denominated convertible securities that are between 40% and 80% sensitive to movements in their underlying common stocks. The S&P 500 Index is an unmanaged indicator of stock market performance. Dividends and interest income are considered reinvested. You cannot invest directly in an index.

(b)	The Fund’s fiscal year ends on September 30.
(c)

Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date for the period beginning November 2015, and are net of expenses. Total returns and average annual returns were not adjusted for the 2004 rights offering. For the period from December 2008 through October 2015, the distributions were reinvested on the payable date using market prices. From inception through November 2008, distributions were reinvested on the payable date using NAV. Since inception return is based on an initial NAV of $9.30.

(d)

Total returns and average annual returns reflect changes in closing market values on the NYSE American and reinvestment of distributions. Total returns and average annual returns were not adjusted for the 2004 rights offering. Since inception return is based on an initial offering price of $10.00.

(e)	The ICE Bank of America Merrill Lynch U.S. Convertibles Index inception date is December 31, 1994.
(f)	The Bloomberg Barclays Balanced U.S. Convertibles Index inception date is January 1, 2003.

Ellsworth Growth and Income Fund Ltd.

Schedule of Investments — June 30, 2018 (Unaudited)

Principal Amount		Market Value

	CONVERTIBLE CORPORATE BONDS — 59.5%
	Aerospace — 2.0%
$ 1,000,000	Aerojet Rocketdyne Holdings Inc., 2.250%, 12/15/23	$1,295,181
1,638,000	Kaman Corp., 3.250%, 05/01/24	1,983,618

		3,278,799

	Automotive — 0.7%
1,000,000	Tesla Inc., 1.250%, 03/01/21	1,129,356

	Business Services — 1.6%
1,049,000	Bristow Group Inc., 4.500%, 06/01/23	1,201,982
1,000,000	Q2 Holdings Inc., 0.750%, 02/15/23(a)	1,138,857
400,000	RingCentral Inc., Zero Coupon, 03/15/23(a)	425,623

		2,766,462

	Cable and Satellite — 2.4%
3,000,000	DISH Network Corp., 3.375%, 08/15/26	2,913,288
1,525,000	Global Eagle Entertainment Inc., 2.750%, 02/15/35	1,117,958

		4,031,246

	Communications Equipment — 2.4%
1,000,000	Harmonic Inc., 4.000%, 12/01/20	1,044,245
2,000,000	InterDigital Inc., 1.500%, 03/01/20	2,457,506
524,000	Vocera Communications Inc., 1.500%, 05/15/23(a)	584,405

		4,086,156

	Computer Software and Services — 14.3%
1,195,000	Apptio Inc., 0.875%, 04/01/23(a)	1,334,168
1,000,000	Coupa Software Inc., 0.375%, 01/15/23(a)	1,498,531
2,500,000	CSG Systems International Inc., 4.250%, 03/15/36	2,641,480
197,000	GDS Holdings Ltd., 2.000%, 06/01/25(a)	204,658
2,002,000	IAC FinanceCo. Inc., 0.875%, 10/01/22(a)	2,334,933
2,135,000	Lumentum Holdings Inc., 0.250%, 03/15/24	2,537,277
450,000	Maxwell Technologies Inc., 5.500%, 09/15/22(a)(b)	479,556
750,000	MercadoLibre Inc., 2.250%, 07/01/19	1,781,175

Principal Amount		Market Value

$ 195,000	MINDBODY Inc., 0.375%, 06/01/23(a)	$196,510
1,795,000	New Relic Inc., 0.500%, 05/01/23(a)	1,984,620
1,032,000	Nice Systems Inc., 1.250%, 01/15/24	1,372,586
1,599,000	Nutanix Inc., Zero Coupon, 01/15/23(a)	1,980,262
812,000	Okta Inc., 0.250%, 02/15/23(a)	1,006,347
1,250,000	Proofpoint Inc., 0.750%, 06/15/20	1,839,636
1,700,000	PROS Holdings Inc., 2.000%, 06/01/47(a)	1,682,021
995,000	Pure Storage Inc., 0.125%, 04/15/23(a)	1,114,270

		23,988,030

	Consumer Products — 0.8%
1,100,000	GoPro Inc., 3.500%, 04/15/22	1,020,281
367,000	JAKKS Pacific Inc., 4.875%, 06/01/20(a)	317,646

		1,337,927

	Consumer Services — 3.0%
1,500,000	Extra Space Storage LP, 3.125%, 10/01/35(a)	1,745,293
1,600,000	Quotient Technology Inc., 1.750%, 12/01/22(a)	1,658,461
1,500,000	Square Inc., 0.500%, 05/15/23(a)	1,607,813

		5,011,567

	Diversified Industrial — 3.6%
750,000	Chart Industries Inc., 1.000%, 11/15/24(a)	915,083
2,000,000	Knowles Corp., 3.250%, 11/01/21	2,233,068
1,695,000	Team Inc., 5.000%, 08/01/23(a)	2,169,008
500,000	TimkenSteel Corp., 6.000%, 06/01/21	771,900

		6,089,059

	Energy and Utilities — 3.8%
1,900,000	Cheniere Energy Inc., 4.250%, 03/15/45	1,513,728
1,500,000	Chesapeake Energy Corp., 5.500%, 09/15/26	1,528,177
258,000	Goodrich Petroleum Escrow Bond, Zero Coupon, 12/31/21†(a)(b)(c)(d)	0

See accompanying notes to schedule of investments.

Ellsworth Growth and Income Fund Ltd.

Schedule of Investments (Continued) — June 30, 2018 (Unaudited)

Principal Amount		Market Value

	CONVERTIBLE CORPORATE BONDS (Continued)
	Energy and Utilities (Continued)
$ 667,000	Newpark Resources Inc., 4.000%, 12/01/21(a)	$923,195
2,850,000	SunPower Corp., 4.000%, 01/15/23	2,419,904

		6,385,004

	Entertainment — 0.6%
1,000,000	Gannett Co. Inc., 4.750%, 04/15/24(a)	1,088,000

	Financial Services — 1.4%
1,000,000	Encore Capital Group Inc., 3.000%, 07/01/20	1,008,570
509,000	3.250%, 03/15/22	517,271
641,000	LendingTree Inc., 0.625%, 06/01/22	775,488

		2,301,329

	Health Care — 12.2%
1,595,000	Accelerate Diagnostics Inc., 2.500%, 03/15/23(a)	1,477,214
875,000	ANI Pharmaceuticals Inc., 3.000%, 12/01/19	991,123
550,000	Array BioPharma Inc., 2.625%, 12/01/24(a)	738,890
1,300,000	BioMarin Pharmaceutical Inc., 0.599%, 08/01/24	1,316,510
500,000	Dermira Inc., 3.000%, 05/15/22	413,405
950,000	Exact Sciences Corp., 1.000%, 01/15/25	1,001,521
500,000	Horizon Pharma Investment Ltd., 2.500%, 03/15/22	480,404
1,080,000	Insulet Corp., 1.375%, 11/15/24(a)	1,215,829
1,083,000	Intercept Pharmaceuticals Inc., 3.250%, 07/01/23	953,633
500,000	Invacare Corp., 4.500%, 06/01/22	665,678
1,171,000	Neurocrine Biosciences Inc., 2.250%, 05/15/24	1,692,953
1,000,000	NuVasive Inc., 2.250%, 03/15/21	1,086,090
1,500,000	Pacira Pharmaceuticals Inc., 2.375%, 04/01/22	1,397,801
1,000,000	Paratek Pharmaceuticals Inc., 4.750%, 05/01/24(a)	969,633
1,000,000	Supernus Pharmaceuticals Inc., 0.625%, 04/01/23(a)	1,223,678
1,500,000	Teladoc Inc., 3.000%, 12/15/22(a)	2,240,648

Principal Amount		Market Value

$ 1,250,000	Teligent Inc., 3.750%, 12/15/19	$1,187,363
1,000,000	Theravance Biopharma Inc., 3.250%, 11/01/23	993,739
500,000	Vitamin Shoppe Inc., 2.250%, 12/01/20	387,414

		20,433,526

	Semiconductors — 7.5%
500,000	Advanced Micro Devices Inc., 2.125%, 09/01/26	993,819
1,500,000	Cypress Semiconductor Corp., 4.500%, 01/15/22	1,992,235
2,250,000	Inphi Corp., 1.125%, 12/01/20	2,417,625
1,000,000	Microchip Technology Inc., 1.625%, 02/15/27	1,167,132
1,000,000	NXP Semiconductors NV, 1.000%, 12/01/19	1,205,580
2,209,000	Rambus Inc., 1.375%, 02/01/23(a)	2,099,230
1,180,000	Silicon Laboratories Inc., 1.375%, 03/01/22	1,444,705
1,000,000	Teradyne Inc., 1.250%, 12/15/23	1,333,603

		12,653,929

	Telecommunications — 1.4%
2,192,000	Twilio Inc., 0.250%, 06/01/23(a)	2,281,909

	Transportation — 1.8%
1,000,000	Air Transport Services Group Inc., 1.125%, 10/15/24(a)	976,804
1,700,000	Atlas Air Worldwide Holdings Inc., 2.250%, 06/01/22	2,095,498

		3,072,302

	TOTAL CONVERTIBLE CORPORATE BONDS	99,934,601

Shares

	CONVERTIBLE PREFERRED STOCKS — 3.8%
	Agriculture — 0.5%
7,500	Bunge Ltd., 4.875%	810,000

	Business Services — 0.3%
711,039	Amerivon Holdings LLC, 4.000% (c)	433,734
272,728	Amerivon Holdings LLC, common equity units (c)	16,364

		450,098

	Financial Services — 2.2%
1,500	Bank of America Corp., 7.250%	1,875,750

See accompanying notes to schedule of investments.

Ellsworth Growth and Income Fund Ltd.

Schedule of Investments (Continued) — June 30, 2018 (Unaudited)

Shares		Market Value

	CONVERTIBLE PREFERRED STOCKS (Continued)
	Financial Services (Continued)
1,500	Wells Fargo & Co., 7.500%	$1,889,190

		3,764,940

	Food and Beverage — 0.8%
8,000	Post Holdings Inc., 2.500%	1,291,824

	TOTAL CONVERTIBLE PREFERRED STOCKS	6,316,862

	MANDATORY CONVERTIBLE SECURITIES (e) — 14.2%
	Building and Construction — 1.2%
18,778	Stanley Black & Decker Inc., 5.375%, 05/15/20	1,967,559

	Computer Software and Services — 0.7%
10,000	MTS Systems Corp., 8.750%, 07/01/19	1,194,500

	Diversified Industrial — 1.3%
35,100	Rexnord Corp., 5.750%, 11/15/19	2,193,048

	Energy and Utilities — 3.6%
30,000	Dominion Energy, Inc., 6.750%, 08/15/19	1,386,300
18,600	DTE Energy Co., 6.500%, 10/01/19	961,434
21,666	Hess Corp., 8.000%, 02/01/19	1,632,750
5,383	Sempra Energy, 6.000%, 01/15/21	555,579
25,890	South Jersey Industries Inc., 7.250%, 04/15/21	1,484,015

		6,020,078

	Financial Services — 5.2%
10,000	2017 Mandatory Exchangeable Trust, 5.188%, 12/01/20	1,301,250
20,000	Alibaba - Mandatory Exchange Trust, 5.750%, 06/01/19 (a)	4,175,122
14,938	Assurant Inc., 6.500%, 03/15/21	1,673,504
30,000	New York Community Capital Trust V, 6.000%, 11/01/51	1,498,350

		8,648,226

	Health Care — 1.3%
36,573	Becton Dickinson and Co., 6.125%, 05/01/20	2,262,040

Shares		Market Value

	Real Estate — 0.9%
15,000	QTS Realty Trust Inc., 6.500%, 10/15/66	$1,507,650

	TOTAL MANDATORY CONVERTIBLE SECURITIES	23,793,101

	COMMON STOCKS — 21.1%
	Business Services — 1.7%
5,000	Alliance Data Systems Corp.	1,166,000
20,000	PayPal Holdings Inc.†	1,665,400

		2,831,400

	Computer Software and Services — 0.8%
14,300	Microsoft Corp.	1,410,123

	Consumer Products — 1.1%
23,352	Newell Brands Inc.	602,248
24,000	Unilever NV	1,337,280

		1,939,528

	Energy and Utilities — 0.9%
8,000	Chevron Corp.	1,011,440
91	Goodrich Petroleum Corp.†	1,126
13,381	Western Gas Equity Partners LP	478,371

		1,490,937

	Entertainment — 0.5%
7,500	The Walt Disney Co.	786,075

	Financial Services — 2.6%
132,068	BlackRock Capital Investment Corp.	769,956
24,546	Citigroup Inc.	1,642,618
50,000	Huntington Bancshares Inc.	738,000
36,434	Synchrony Financial	1,216,167

		4,366,741

	Food and Beverage — 1.2%
30,000	B&G Foods Inc.	897,000
30,000	Conagra Brands Inc.	1,071,900

		1,968,900

	Health Care — 2.4%
15,000	Eli Lilly & Co.	1,279,950
22,651	Merck & Co. Inc.	1,374,916
40,000	Pfizer Inc.	1,451,200

		4,106,066

	Real Estate — 6.9%
15,000	American Tower Corp., REIT	2,162,550
16,100	Crown Castle International Corp., REIT	1,735,902
7,000	Equinix Inc., REIT	3,009,230
58,700	Invesco Mortgage Capital Inc., REIT	933,330
15,000	SBA Communications Corp., REIT†	2,476,800

See accompanying notes to schedule of investments.

Ellsworth Growth and Income Fund Ltd.

Schedule of Investments (Continued) — June 30, 2018 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Real Estate (Continued)
20,000	Welltower Inc., REIT	$1,253,800

		11,571,612

	Semiconductors — 0.9%
30,000	Intel Corp.	1,491,300

	Telecommunications — 2.1%
40,000	AT&T Inc.	1,284,400
16,119	T-Mobile US Inc.†	963,110
25,000	Verizon Communications Inc.	1,257,750

		3,505,260

	TOTAL COMMON STOCKS	35,467,942

	WARRANTS — 0.0%
	Energy and Utilities — 0.0%
781	Goodrich Petroleum Corp., expire 10/12/26†(c)	0

Principal Amount

	U.S. GOVERNMENT OBLIGATIONS — 1.4%
$ 2,422,000	U.S. Treasury Bills, 1.860% to 1.889%††, 08/16/18 to 09/20/18	2,413,465

	TOTAL INVESTMENTS — 100.0% (Cost $145,008,756)	$167,925,971

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the market value of Rule 144A securities amounted to $43,788,217 or 26.08% of total investments.

(b)

At June 30, 2018, the Fund held investments in restricted and illiquid securities amounting to $479,556 or 0.29% of the Fund’s total investments, which were valued under methods approved by the Board of Trustees as follows:

Acquisition Principal Amount	Issuer	Acquisition Date	Acquisition Cost	6/30/18 Carrying Value Per Bond
$258,000	Goodrich Petroleum Escrow Bond, Zero Coupon, 12/31/21	12/14/16	$0	$0.00
450,000	Maxwell Technologies Inc., 5.500%, 09/15/22	09/21/17	450,000	$106.57
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Security in default.
(e)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

REIT	Real Estate Investment Trust

See accompanying notes to schedule of investments.

Ellsworth Growth and Income Fund Ltd.

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

Ellsworth Growth and Income Fund Ltd.

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2018 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/18
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Convertible Corporate Bonds:
Energy and Utilities	—	$ 6,385,004	$ 0	$ 6,385,004
Other Industries (a)	—	93,549,597	—	93,549,597
Total Convertible Corporate Bonds	—	99,934,601	0	99,934,601
Convertible Preferred Stocks:
Business Services	—	—	450,098	450,098
Food and Beverage	—	1,291,824	—	1,291,824
Other Industries (a)	$ 4,574,940	—	—	4,574,940
Total Convertible Preferred Stocks	4,574,940	1,291,824	450,098	6,316,862
Mandatory Convertible Securities:
Building and Construction	1,967,559	—	—	1,967,559
Computer Software and Services	—	1,194,500	—	1,194,500
Energy and Utilities	4,536,063	1,484,015	—	6,020,078
Financial Services	3,181,154	6,974,722	—	10,155,876
Other Industries (a)	4,455,088	—	—	4,455,088
Total Mandatory Convertible Securities	14,139,864	9,653,237	—	23,793,101
Common Stocks (a)	35,467,942	—	—	35,467,942
Warrants (a)	—	—	0	0
U.S. Government Obligations	—	2,413,465	—	2,413,465
TOTAL INVESTMENTS IN SECURITIES	$54,182,746	$113,293,127	$450,098	$167,925,971

(a)	Please refer to the Schedule of Investments (“SOI”) for the industry classifications of these portfolio holdings.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models,

Ellsworth Growth and Income Fund Ltd.

Notes to Schedule of Investments (Unaudited) (Continued)

current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held as of June 30, 2018, refer to the Schedule of Investments.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Ellsworth Growth and Income Fund Ltd.

One Corporate Center

Rye, NY 10580-1422

(Y)our Portfolio Management Team Biographies

Thomas H. Dinsmore, CFA, joined Gabelli Funds, LLC in 2015. He currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. Previously Mr. Dinsmore was Chairman and CEO of Dinsmore Capital Management; CEO and Portfolio Manager of Bancroft Fund Ltd; and CEO, Portfolio Manager, and co-founder of Ellsworth Growth and Income Fund Ltd. He received a BS in Economics from the Wharton School of Business and an MA degree in Economics from Fairleigh Dickinson University.

Jane D. O’Keeffe joined Gabelli Funds, LLC in 2015. She currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. Previously Ms. O’Keeffe was President and Director of Dinsmore Capital Management where she was also a Portfolio Manager of Bancroft Fund Ltd. and Ellsworth Growth and Income Fund Ltd. Prior to joining Dinsmore Capital Management, Ms. O’Keeffe held positions of increasing responsibilities at IDS Progressive Fund, Soros Fund Management Company, Simms Capital Management, and Fiduciary Trust International. She earned a BA from the University of New Hampshire and attended the Lubin Graduate School of Business at Pace University.

James A. Dinsmore, CFA, joined Gabelli Funds, LLC in 2015. He currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. Mr. Dinsmore received a BA in Economics from Cornell University and an MBA degree from Rutgers University.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Convertible Securities Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XECFX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10.0% or more from the net asset value of the shares. The Fund may also from time to time purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

ELLSWORTH GROWTH AND INCOME FUND LTD.

One Corporate Center

Rye, NY 10580-1422

t  800-GABELLI (800-422-3554)

f  914-921-5118

e info@gabelli.com

  GABELLI.COM

TRUSTEES

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group Inc.

Kinchen C. Bizzell

Managing Director,

CAVU Securities

Elizabeth C. Bogan

Senior Lecturer, Economics

Princeton University

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

James A. Dinsmore, CFA

Portfolio Manager,

Gabelli Funds, LLC

Frank J. Fahrenkopf, Jr.

Former President &

Chief Executive Officer,

American Gaming Association

Daniel D. Harding

Managing General Director,

Global Equity Income Fund

Michael J. Melarkey

Of Counsel,

McDonald Carano Wilson LLP

Kuni Nakamura

President,

Advanced Polymer, Inc.

Nicolas W. Platt

Former Managing Director,

FTI Consulting Inc.

Anthonie C. van Ekris

Chairman,

BALMAC International Inc.

OFFICERS

James A. Dinsmore, CFA

President

John C. Ball

Treasurer

Agnes Mullady

Vice President

Andrea R. Mango

Secretary & Vice President

Richard J. Walz

Chief Compliance Officer

Laurissa M. Martire

Vice President & Ombudsman

Bethany A. Uhlein

Assistant Vice President & Ombudsman

INVESTMENT ADVISER

Gabelli Funds, LLC

CUSTODIAN

State Street Bank and Trust

Company

COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

TRANSFER AGENT AND

REGISTRAR

American Stock Transfer and

Trust Company

ECF Q2/2018

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Ellsworth Growth and Income Fund Ltd.

By (Signature and Title)* /s/ James A. Dinsmore
James A. Dinsmore, Principal Executive Officer

Date 8/15/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James A. Dinsmore
James A. Dinsmore, Principal Executive Officer

Date 8/15/2018

By (Signature and Title)* /s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date 8/15/2018

*  Print the name and title of each signing officer under his or her signature.